Financial Instruments - Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding (Detail)
₺ in Millions, € in Millions, ₨ in Millions, ر.ق in Millions, ر.ع. in Millions, ر.س in Millions, د.إ in Millions, ¥ in Millions, £ in Millions, zł in Millions, kr in Millions, kr in Millions, kr in Millions, SFr in Millions, R in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 CHF (SFr)	Mar. 31, 2019 AED (د.إ)	Mar. 31, 2019 MXN ($)	Mar. 31, 2019 NOK (kr)	Mar. 31, 2019 OMR (ر.ع.)	Mar. 31, 2019 PLN (zł)	Mar. 31, 2019 QAR (ر.ق)	Mar. 31, 2019 SAR (ر.س)	Mar. 31, 2019 TRY (₺)	Mar. 31, 2019 SGD ($)	Mar. 31, 2019 ZAR (R)	Mar. 31, 2019 DKK (kr)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2019 SEK (kr)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 AUD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 CHF (SFr)	Mar. 31, 2018 AED (د.إ)	Mar. 31, 2018 MXN ($)	Mar. 31, 2018 NOK (kr)	Mar. 31, 2018 OMR (ر.ع.)	Mar. 31, 2018 PLN (zł)	Mar. 31, 2018 QAR (ر.ق)	Mar. 31, 2018 SAR (ر.س)	Mar. 31, 2018 TRY (₺)	Mar. 31, 2018 SGD ($)	Mar. 31, 2018 ZAR (R)	Mar. 31, 2018 DKK (kr)	Mar. 31, 2018 JPY (¥)
At cost [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		$ 333																				$ 904
Non-designated derivative instruments		1,182																				939
At cost [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €																									€ 134
Non-designated derivative instruments | €					€ 32																				58
At cost [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £																										£ 147
Non-designated derivative instruments | £						£ 1																				95
At cost [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments			$ 97																				$ 77
Non-designated derivative instruments			82																				77
At cost [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																$ 11																				$ 6
At cost [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R																	R 56																				R 132
At cost [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments				$ 56																				$ 14
At cost [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.س														ر.س 123																				ر.س 62
At cost [member] | Sell: Forward contracts [member] | United Arab Emirates, Dirhams [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | د.إ								د.إ 9																				د.إ 8
At cost [member] | Sell: Forward contracts [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | zł												zł 38																				zł 36
At cost [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | SFr							SFr 10																				SFr 6
At cost [member] | Sell: Forward contracts [member] | Qatar, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ق													ر.ق 3																				ر.ق 11
At cost [member] | Sell: Forward contracts [member] | Turkey, New Lira
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₺															₺ 28																				₺ 10
At cost [member] | Sell: Forward contracts [member] | Mexico, Pesos
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																													$ 61
At cost [member] | Sell: Forward contracts [member] | Norway, Krone
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr										kr 29																				kr 34
At cost [member] | Sell: Forward contracts [member] | Oman, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ع.											ر.ع. 1																				ر.ع. 3
At cost [member] | Sell: Forward contracts [member] | Sweden, Kronor
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																				kr 35
At cost [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		1,067																				182
Non-designated derivative instruments		150																				50
At cost [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €					191																				13
Non-designated derivative instruments | €					31
At cost [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £						153																				10
Non-designated derivative instruments | £						71																				20
At cost [member] | Range forward option contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments			56
At cost [member] | Interest rate swaps [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		75																				75
At cost [member] | Buy l forward contract [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		730																				575
At cost [member] | Buy l forward contract [member] | Mexico, Pesos
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments									$ 9
At cost [member] | Buy l forward contract [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																			¥ 154																				¥ 399
At cost [member] | Buy l forward contract [member] | Denmark, Kroner
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																		kr 75																				kr 9
At fair value [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₨	₨ 3,794																				₨ (944)
At fair value [member] | Sell: Forward contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		1,410																				951
Non-designated derivative instruments		1,359																				(360)
At fair value [member] | Sell: Forward contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €																									(531)
Non-designated derivative instruments | €					55																				6
At fair value [member] | Sell: Forward contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £																										(667)
Non-designated derivative instruments | £						(1)																				(56)
At fair value [member] | Sell: Forward contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments			15																				29
Non-designated derivative instruments			28																				$ 68
At fair value [member] | Sell: Forward contracts [member] | Singapore, Dollars [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																$ 1																				$ (1)
At fair value [member] | Sell: Forward contracts [member] | South Africa, Rand [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | R																	R 14																				R (16)
At fair value [member] | Sell: Forward contracts [member] | Canadian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments				$ 40																				$ 32
At fair value [member] | Sell: Forward contracts [member] | Saudi Arabian Riyal [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.س														ر.س (1)
At fair value [member] | Sell: Forward contracts [member] | Poland, Zlotych [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | zł												zł 15																				zł 12
At fair value [member] | Sell: Forward contracts [member] | Switzerland, Francs [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | SFr																											SFr 3
At fair value [member] | Sell: Forward contracts [member] | Qatar, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ق													ر.ق (1)																				ر.ق (3)
At fair value [member] | Sell: Forward contracts [member] | Turkey, New Lira
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₺															₺ 12																				₺ 8
At fair value [member] | Sell: Forward contracts [member] | Mexico, Pesos
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments																													$ (6)
At fair value [member] | Sell: Forward contracts [member] | Norway, Krone
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr										kr 4																				kr 3
At fair value [member] | Sell: Forward contracts [member] | Oman, Rials
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ر.ع.											ر.ع. (1)																				ر.ع. (1)
At fair value [member] | Sell: Forward contracts [member] | Sweden, Kronor
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																				kr 5
At fair value [member] | Range forward option contracts [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		1,149																				5
Non-designated derivative instruments		161																				(6)
At fair value [member] | Range forward option contracts [member] | EURO [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | €					68																				€ 5
Non-designated derivative instruments | €					€ 12
At fair value [member] | Range forward option contracts [member] | Great British Pound [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | £						349																				2
Non-designated derivative instruments | £						£ 57																				£ (2)
At fair value [member] | Range forward option contracts [member] | Australian Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments			$ 39
At fair value [member] | Interest rate swaps [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments		(11)																				(7)
At fair value [member] | Buy l forward contract [member] | U.S.Dollar [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		$ (971)																				$ (417)
At fair value [member] | Buy l forward contract [member] | Japan, Yen [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ¥																																							¥ 6
At fair value [member] | Buy l forward contract [member] | Denmark, Kroner
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | kr																		kr (13)																				kr (1)